Goodwill and Intangible Assets - Summary of Movement in Goodwill Balance (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	₨ 131,012		₨ 116,980
Translation adjustment	(1,357)		9,199
Acquisition through business combinations* (Refer to Note 7)	9,472		4,833
Balance at the end of the year	₨ 139,127	$ 1,902	₨ 131,012